Risk Management and Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Significant Other Observable Inputs (Level 2) Northsea Alpha [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	$ 6,750
Impairment Loss charged against Vessels, net	772
Significant Other Observable Inputs (Level 2) Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	6,750
Impairment Loss charged against Vessels, net	771
Significant Other Observable Inputs (Level 2) Northsea Alpha and Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	13,500
Impairment Loss charged against Vessels, net	$ 1,543